Net Loss Per Common Share (Parenthetical) (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common Stock Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01